Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS
Cash and cash equivalents (Notes 2, 5 and 24)	$ 173,885	$ 236,100
Trade receivables (Notes 2, 6, 18 and 24)	17,135	16,143
Inventories (Notes 2 and 7)	53,109	114,701
Other assets, current (Notes 2, 8 and 24)	22,009	30,961
Total current assets	266,138	397,905
NON-CURRENT ASSETS
Property, plant and equipment (Notes 2 and 10)	501,876	442,969
Right-of-use assets (Notes 2 and 11)	30,412	21,089
Investments accounted for using equity method (Notes 2 and 9)	17,741	0
Other assets, non-current (Notes 2, 8 and 24)	18,063	11,460
Total non-current assets	568,092	475,518
Total assets	834,230	873,423
CURRENT LIABILITIES
Borrowings, current (Notes 2, 12 and 24)	75,590	87,982
Financial liabilities at fair value through profit or loss (Notes 2, 13 and 24)	30,832	46,949
Notes and trade payables (Notes 2, 14 and 24)	38,117	38,879
Contract liabilities (Notes 2 and 18)	11,606	12,965
Lease liabilities, current (Notes 2, 11 and 24)	11,296	10,073
Provisions, current (Notes 2 and 16)	4,174	4,812
Other liabilities, current (Notes 2, 15 and 24)	42,439	46,506
Total current liabilities	214,054	248,166
NON-CURRENT LIABILITIES
Borrowings, non-current (Notes 2, 12 and 24)	334,581	293,192
Lease liabilities, non-current (Notes 2, 11 and 24)	18,842	11,400
Provisions, non-current (Notes 2 and 16)	2,332	3,238
Other liabilities, non-current (Notes 2, 15 and 24)	15,734	18,453
Total non-current liabilities	371,489	326,283
Total liabilities	585,543	574,449
EQUITY (Notes 2 and 17)
Share capital	24	24
Reserves	248,663	298,950
Total equity	248,687	298,974
Total liabilities and equity	$ 834,230	$ 873,423